Loans, borrowings and cash and cash equivalents - Debt payments (Details) $ in Millions	Dec. 31, 2018 USD ($)
Loans and borrowings
Principal	$ 15,228
Estimated future interest payments	8,950
2019
Loans and borrowings
Principal	773
Estimated future interest payments	831
2020
Loans and borrowings
Principal	1,053
Estimated future interest payments	799
2021
Loans and borrowings
Principal	1,233
Estimated future interest payments	732
2022
Loans and borrowings
Principal	1,872
Estimated future interest payments	662
Between 2023 and 2027
Loans and borrowings
Principal	5,109
Estimated future interest payments	2,132
2028 onwards
Loans and borrowings
Principal	5,188
Estimated future interest payments	$ 3,794